Shareholder Report, Line Graph (Details) WE0000000002510A_Dimensional Core Fixed Income ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 15, 2021	Oct. 31, 2025
Dimensional Core Fixed Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional Core Fixed Income ETF – NAV
Accumulated Value	$ 9,335	$ 8,423	$ 8,233	$ 10,000	$ 9,978
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,395	$ 8,499	$ 8,469	$ 10,000	$ 9,974